INVESTMENTS IN EQUITY INVESTEES - Voting and equity interest (Details) - V-G High Tech Energy Solutions Co., Ltd.	Dec. 31, 2025	Dec. 31, 2024
INVESTMENTS IN EQUITY INVESTEES
Voting right	49.00%	49.00%
Equity interest	48.60%	48.60%